UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS
TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.69%
Communication Services — 5.28%
Alphabet, Inc., Class A(a)	250	$272,645
Alphabet, Inc., Class C(a)	250	269,193
Electronic Arts, Inc.(a)	2,500	227,450
GCI Liberty, Inc., Class A(a)	5,600	265,048
Gray Television, Inc.(a)	18,100	313,311
KDDI Corporation	12,000	299,335
Naspers Ltd., Class N - ADR	6,700	234,366
Nexstar Media Group, Inc., Class A	4,200	314,538
Take-Two Interactive Software, Inc.(a)	2,400	309,288
Tencent Holdings Ltd. - ADR	7,000	240,310
T-Mobile US, Inc.(a)	4,200	287,910
		3,033,394
Consumer Discretionary — 14.79%
adidas AG - ADR	3,300	389,037
ASOS plc(a)	4,000	278,915
AutoZone, Inc.(a)	420	308,057
Christian Dior SE	700	271,341
Compass Group plc - ADR	17,500	348,775
Dollar General Corporation	3,100	345,278
Fast Retailing Company Ltd. - ADR(a)	7,500	377,550
Five Below, Inc.(a)	2,900	330,078
Gentex Corporation	13,000	273,650
Grand Canyon Education, Inc.(a)	3,000	374,100
GrubHub, Inc.(a)	2,200	204,028
Hermes International SA	425	243,119
Industria de Diseno Textil, S.A.	26,900	377,945
KB Home	12,100	241,637
Kering SA - ADR	8,800	390,720
LCI Industries	2,680	185,858
Lear Corporation	2,000	265,800
Liberty Media Corporation - Liberty SiriusXM, Series A(a)	7,200	296,928
Lowe's Companies, Inc.	3,600	342,792
LVMH Moet Hennessy Louis Vuitton SE - ADR	4,300	260,473
Moncler SpA	6,700	232,997
Nitori Holdings Company Ltd.	2,300	300,368
Ollie's Bargain Outlet Holdings, Inc.(a)	4,200	390,180
Ross Stores, Inc.	3,100	306,900
SEB SA	1,400	200,929
Sekisui Chemical Company Ltd.	16,000	251,422
TJX Companies, Inc. (The)	2,800	307,664
Tractor Supply Company	4,300	395,127
		8,491,668
Consumer Staples — 5.35%
Anheuser-Busch InBev SA/NV - ADR	4,400	325,512
British American Tobacco plc - ADR	8,500	368,900
Cia Cervecerias Unidas SA - ADR	13,000	325,910
Constellation Brands, Inc., Class A	1,700	338,691
Costco Wholesale Corporation	1,400	320,082
Fomento Economico Mexicano SAB de CV - ADR	3,200	272,224
Henkel AG & Company KGaA	2,500	245,242
Monster Beverage Corporation(a)	4,900	258,965
Pigeon Corporation	7,800	331,135
Shiseido Company Ltd. - ADR	4,500	284,535
		3,071,196
Energy — 0.58%
Transportadora de Gas del Sur S.A. - ADR	23,100	335,643

Financials — 8.01%
AIA Group Ltd. - ADR	10,000	301,700
Arthur J. Gallagher & Company	4,100	303,441
Berkshire Hathaway, Inc., Class A(a)	1	307,705
Charles Schwab Corporation (The)	5,900	272,816
Chubb Ltd.	2,500	312,275
Evercore, Inc., Class A	3,500	285,915
FactSet Research Systems, Inc.	1,400	313,264
Hanover Insurance Group, Inc. (The)	3,000	334,140
Itau CorpBanca - ADR	20,000	259,200
LPL Financial Holdings, Inc.	4,300	264,880
Markel Corporation(a)	300	327,972
Noah Holdings Ltd. - ADR(a)	6,400	241,344
Ping An Insurance (Group) Company of China Ltd. - ADR	15,400	292,292
Raymond James Financial, Inc.	3,500	268,415
SVB Financial Group(a)	1,000	237,230
Tokio Marine Holdings, Inc.	5,800	274,810
		4,597,399
Health Care — 14.82%
Align Technology, Inc.(a)	850	188,020
AMN Healthcare Services, Inc.(a)	6,200	313,844
BioMerieux	4,200	320,661
Cantel Medical Corporation	3,100	245,365
Centene Corporation(a)	2,100	273,672
Cerner Corporation(a)	5,000	286,400
Charles River Laboratories International, Inc. (a)	3,000	365,460
Chemed Corporation	1,200	365,196
Cooper Companies, Inc. (The)	1,300	335,803
CSL Ltd. - ADR	5,000	333,650
Emergent BioSolutions, Inc.(a)	6,000	367,140

Fresenius Medical Care AG & Company KGaA - ADR	6,800	265,744
Genmab A/S(a)	1,750	239,761
Hill-Rom Holdings, Inc.	3,100	260,648
Intuitive Surgical, Inc.(a)	560	291,861
LHC Group, Inc.(a)	3,200	292,576
Masimo Corporation(a)	2,700	312,120
Medidata Solutions, Inc.(a)	4,600	323,380
Merck KGaA	3,500	375,136
Neogen Corporation(a)	3,633	220,596
Regeneron Pharmaceuticals, Inc.(a)	700	237,468
Sartorius Stedim Biotech	2,600	322,791
Shire plc - ADR	2,200	399,960
Sinopharm Group Company Ltd.	60,500	291,615
Sonova Holding AG - ADR	10,000	325,250
Thermo Fisher Scientific, Inc.	1,300	303,745
Universal Health Services, Inc., Class B	2,600	316,056
Veeva Systems, Inc., Class A(a)	3,700	337,995
		8,511,913
Industrials — 19.26%
A.O. Smith Corporation	5,300	241,309
AerCap Holdings N.V.(a)	5,400	270,432
AMERCO	900	293,832
Assa Abloy AB - ADR	27,300	269,997
Cintas Corporation	1,600	290,992
Copart, Inc.(a)	6,000	293,460
Equifax, Inc.	2,400	243,456
Fujitec Company Ltd. - ADR	22,700	247,405
Graco, Inc.	6,600	268,158
Harris Corporation	2,400	356,904
HEICO Corporation	4,000	335,320
Hexcel Corporation	4,300	251,636
IDEX Corporation	2,350	298,027
IMCD Group NV	4,500	305,590
John Bean Technologies Corporation	2,800	291,116
KAR Auction Services, Inc.	6,100	347,334
Kingspan Group plc - ADR	6,300	274,109
KION Group AG	4,400	257,680
Makita Corporation - ADR	7,000	242,099
Nidec Corporation - ADR	11,600	371,722
Recruit Holdings Company Ltd.	12,600	339,149
Relx plc - ADR	16,918	332,608
Robert Half International, Inc.	3,900	236,067
Rockwell Collins, Inc.	2,400	307,248
Rollins, Inc.	5,300	313,760
Roper Technologies, Inc.	1,100	311,190
Secom Company Ltd. - ADR	16,000	326,320
Sensata Technologies Holding plc(a)	6,500	304,850
SMC Corporation	900	288,354
Teledyne Technologies, Inc.(a)	1,300	287,664
Teleperformance SA	1,600	263,888
Toro Company (The)	4,800	270,384
Universal Forest Products, Inc.	8,100	228,987
US Ecology, Inc.	4,400	307,692
Viad Corporation	5,600	268,184
Waste Connections, Inc.	4,350	332,514
Watsco, Inc.	1,900	281,542
Wolters Kluwer NV - ADR	5,500	311,608
		11,062,587
Information Technology — 20.60%
Accenture plc, Class A	1,900	299,478
Adobe Systems, Inc.(a)	1,400	344,064
Amadeus IT Group S.A. - ADR	4,300	346,064
Apple, Inc.	1,400	306,404
ASML Holding N.V. - ADR	2,100	361,956
Broadridge Financial Solutions, Inc.	2,700	315,738
Cadence Design Systems, Inc.(a)	6,900	307,533
CDK Global, Inc.	5,500	314,820
CDW Corporation	3,900	351,039
CoreLogic, Inc.(a)	7,000	284,340
Dassault Systemes - ADR	2,800	351,218
Fidelity National Information Services, Inc.	2,900	301,890
Genpact Ltd.	12,000	328,920
Hexagon AB, Class B	5,300	259,828
Integrated Device Technology, Inc.(a)	8,300	388,523
Intuit, Inc.	1,600	337,600
Jack Henry & Associates, Inc.	2,600	389,558
Keyence Corp.	700	345,100
Littelfuse, Inc.	1,560	282,610
Logitech International, S.A.	7,500	276,900
MAXIMUS, Inc.	4,600	298,862
Murata Manfacturing Company Ltd. - ADR	9,000	354,330
NetScout Systems, Inc.(a)	12,100	305,646
Nintendo Company Ltd. - ADR	5,800	226,954
NXP Semiconductors N.V.	4,700	352,453
Open Text Corporation	7,700	260,260
Orbotech Ltd.(a)	6,000	335,640
Palo Alto Networks, Inc. (a)	1,600	292,864
PayPal Holdings, Inc.(a)	3,900	328,341
Qorvo, Inc. (a)	3,900	286,689
SAP SE - ADR	3,400	364,684
Silicon Motion Technology Corporation - ADR	5,100	191,709
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	7,250	276,225
Tokyo Electron Ltd.	6,400	216,000
Tyler Technologies, Inc.(a)	1,300	275,158
Ubisoft Entertainment SA(a)	3,900	351,212
WEX, Inc.(a)	1,800	316,728
Worldpay, Inc., Class A(a)	3,300	303,072
		11,830,410
Materials — 3.56%
Givaudan SA - ADR	7,100	344,030
Glencore plc - ADR	34,000	274,720

Graphic Packaging Holding Company	22,000	242,220
Novozymes A/S - ADR	5,700	280,754
Nutrien Ltd.	5,575	295,085
Sherwin-Williams Company (The)	800	314,776
Symrise AG - ADR	14,000	292,600
		2,044,185
Real Estate — 2.93%
American Tower Corporation, Class A	2,000	311,620
Big Yellow Group plc	27,000	297,619
Cresud SACIF y A - ADR	20,631	245,096
Equinix, Inc.	700	265,118
Federal Realty Investment Trust	2,500	310,125
Henderson Land Development Company Ltd. - ADR	54,903	250,908
		1,680,486
Utilities — 0.51%
Ormat Technologies, Inc.	5,700	291,669

Total Common Stocks
(Cost $42,032,266)		54,950,550

Other Assets in Excess of Liabilities — 4.31%		2,475,065
Net Assets — 100.00%		$57,425,615

(a)	Non-income producing security.

ADR- American Depositary Receipt

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2018

(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 56.10%
Communication Services — 0.72%
Hughes Satellite Systems Corporation, 6.50%, 6/15/2019	$200,000	$203,145

Consumer Discretionary — 13.25%
Ford Motor Credit Company LLC, MTN, 2.94%, 1/8/2019	1,000,000	999,804
Jaguar Land Rover Automotive plc, 4.13%, 12/15/2018 (a)	950,000	949,644
Jaguar Land Rover Automotive plc, 4.13%, 12/15/2018	250,000	249,906
QVC, Inc., 3.13%, 4/1/2019	305,000	304,397
Time Warner Cable LLC, 8.75%, 2/14/2019	726,000	737,258
Volkswagen International Finance NV, 2.13%, 11/20/2018 (a)	500,000	499,867
		3,740,876
Consumer Staples — 1.77%
Dollar Tree, Inc., 3.15%, 4/17/2020 (3MO LIBOR + 70BPS)(b)	500,000	500,443

Energy — 0.59%
Enbridge Energy Partners LP, 9.88%, 3/1/2019	12,000	12,275
Midcontinent Express Pipeline LLC, 6.70%, 9/15/2019 (a)	150,000	153,709
		165,984
Financials — 29.39%
Aircastle Ltd., 4.63%, 12/15/2018	833,000	834,691
Ally Financial, Inc., 3.25%, 11/5/2018	800,000	799,976
Ally Financial, Inc., 3.50%, 1/27/2019	600,000	600,000
Ares Capital Corporation, 4.88%, 11/30/2018	250,000	250,358
Ares Capital Corporation, 4.38%, 1/15/2019 (c)	1,000,000	1,003,178
ILFC E-Capital Trust I, 4.78%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(b)	250,000	221,875
ING Bank NV, 4.13%, 11/21/2023 (USISDA05 + 270bps)(b)	1,000,000	1,000,627
LeasePlan Corporation NV, 2.88%, 1/22/2019 (a)	400,000	399,707
New York Life Global Funding, 1.55%, 11/2/2018 (a)	875,000	875,000
Redwood Trust Holdings, Inc., 5.63%, 11/15/2019 (c)	760,000	770,890
Synchrony Financial, 2.60%, 1/15/2019	545,000	544,292
VEREIT Operating Partnership LP, 3.00%, 2/6/2019	1,000,000	999,713
		8,300,307
Health Care — 1.24%
Bayer US Finance II LLC, 1.85%, 11/15/2018 (a)	350,000	349,870

Industrials — 3.56%
Layne Christensen Company, 4.25%, 11/15/2018 (c)	1,000,000	1,004,987

Materials — 5.34%
Glencore Funding, LLC, 2.50%, 1/15/2019 (a)	250,000	250,280
Glencore Funding, LLC, 2.50%, 1/15/2019	250,000	250,280

INVISTA Finance, LLC, 4.25%, 10/15/2019 (a)	1,000,000	1,007,100
		1,507,660

Utilities — 0.24%
PSEG Power LLC, 2.45%, 11/15/2018	68,000	67,991

Total Corporate Bonds and Notes
(Cost $15,860,705)		15,841,263

SECURITIZED DEBT OBLIGATIONS — 1.31%
Asset Backed Securities — 1.31%
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	371,161	369,404

Total Securitized Debt Obligations
(Cost $370,025)		369,404

COMMERCIAL PAPER — 17.70%
Aviation Capital Group LLC, 2.39%, 11/15/2018 (d)	1,000,000	998,958
Catholic Health Initiatives, 2.67%, 11/1/2018 (d)	500,000	499,969
Ford Motor Credit Company LLC, 2.51%, 11/7/2018 (d)	150,000	149,920
Ford Motor Credit Company LLC, 2.51%, 11/2/2018 (d)	352,000	351,947
LVMH Moet Hennessy Louis Vuitton, Inc., 2.32%, 11/20/2018 (d)	1,000,000	998,717
LyondellBasell Investment LLC, 2.33%, 11/13/2018 (d)	1,000,000	999,120
Public Service Company of North Carolina, Inc., 3.26%, 12/3/2018 (d)	1,000,000	997,699
Total Commercial Paper
(Cost $4,996,095)		4,996,330

U.S. TREASURY NOTES AND BONDS — 7.07%
United States Treasury Bill, 2.11%, 11/23/2018 (d)	1,000,000	998,688
United States Treasury Bill, 2.15%, 12/11/2018 (d)	1,000,000	997,614
Total U.S. Treasury Notes and Bonds
(Cost $1,996,328)		1,996,302

Total Investments — 82.18%
(Cost $23,223,153)		23,203,299
Other Assets in Excess of Liabilities — 17.82%		5,031,577
Net Assets — 100.00%		$28,234,876

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating rate security. Rate disclosed is as of October 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(c)	Convertible bond.
(d)	Rate disclosed is the yield to maturity at time of purchase.

CMT- Constant Maturity Treasury

YORKTOWN MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2018
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 26.01%
Communication Services — 0.66%
AT&T, Inc.	60,000	$1,840,800
Omnicom Group, Inc.	8,000	594,560
Verizon Communications, Inc.	20,000	1,141,800
Walt Disney Company (The)	10,700	1,228,681
		4,805,841
Consumer Discretionary — 1.72%
Carnival Corporation	25,000	1,401,000
Cracker Barrel Old Country Store, Inc.	5,000	793,400
Ethan Allen Interiors, Inc.	10,000	191,400
General Motors Company	7,000	256,130
Hanesbrands, Inc.	46,500	797,940
Home Depot, Inc. (The)	11,000	1,934,680
Leggett & Platt, Inc.	50,000	1,815,500
Lowe's Companies, Inc.	13,000	1,237,860
McDonald's Corporation	7,000	1,238,300
Royal Caribbean Cruises Ltd.	10,000	1,047,300
Starbucks Corporation	20,000	1,165,400
Tapestry, Inc.	15,000	634,650
		12,513,560
Consumer Staples — 1.55%
B&G Foods, Inc.	29,000	755,160
Bunge Ltd.	10,000	618,000
Campbell Soup Company	12,000	448,920
Coca-Cola Company (The)	15,000	718,200
Conagra Brands, Inc.	20,000	712,000
General Mills, Inc.	20,000	876,000
Hershey Company (The)	7,500	803,625
Kellogg Company	5,000	327,400
Kraft Heinz Company (The)	7,000	384,790
PepsiCo, Inc.	4,000	449,520
Philip Morris International, Inc.	12,000	1,056,840

Walgreens Boots Alliance, Inc.	8,000	638,160
Walmart, Inc.	35,000	3,509,800
		11,298,415
Energy — 3.44%
Antero Midstream GP, L.P.	30,000	483,300
BP plc - ADR	150,000	6,505,500
Chevron Corporation	10,000	1,116,500
Exxon Mobil Corporation	50,000	3,984,000
Kinder Morgan, Inc.	80,000	1,361,600
Occidental Petroleum Corporation	8,000	536,560
ONEOK, Inc.	10,000	656,000
Royal Dutch Shell plc, Class A - ADR	100,000	6,319,000
Schlumberger Ltd.	9,000	461,790
SemGroup Corporation, Class A	145,000	2,681,050
Williams Companies, Inc. (The)	40,000	973,200
		25,078,500
Financials — 9.02%
Ally Financial, Inc.	120,000	3,049,200
Apollo Commercial Real Estate Finance, Inc.	150,000	2,806,500
Ares Commercial Real Estate Corporation	230,000	3,328,100
Ares Management LP	135,000	2,647,350
Bank of America Corporation	71,000	1,952,500
BGC Partners, Inc., Class A	400,000	4,236,000
BlackRock, Inc.	2,000	822,840
Blackstone Mortgage Trust, Inc.	30,000	1,012,200
Citigroup, Inc.	30,000	1,963,800
Compass Diversified Holdings LLC - MLP	15,000	237,150
Ellington Financial LLC - MLP	20,000	307,600
First American Financial Corporation	18,000	797,940
First Hawaiian, Inc.	90,000	2,230,200
Granite Point Mortgage Trust, Inc.	280,000	5,210,800
Invesco Ltd.	15,000	325,650
KeyCorp	55,000	998,800
KKR Real Estate Finance Trust, Inc.	75,000	1,506,000
Ladder Capital Corporation	200,000	3,368,000
Lazard Ltd., Class A - MLP	20,000	794,800
MetLife, Inc.	32,000	1,318,080
MFA Financial, Inc.	470,000	3,257,100
Navient Corporation	10,000	115,800
New Residential Investment Corporation	900,000	16,092,000
Prudential Financial, Inc.	18,000	1,688,040
Starwood Property Trust, Inc.	140,000	3,040,800
TPG RE Finance Trust, Inc.	130,000	2,576,600
		65,683,850
Health Care — 2.13%
AbbVie, Inc.	17,000	1,323,450
Allergan plc	2,000	316,020
Amgen, Inc.	5,000	963,950
AstraZeneca plc - ADR	10,000	387,800
Bristol-Myers Squibb Company	20,000	1,010,800
CVS Health Corporation	20,000	1,447,800
Eli Lilly & Company	6,000	650,640
Gilead Sciences, Inc.	70,000	4,772,600
Johnson & Johnson	8,400	1,175,916
Merck & Company, Inc.	18,000	1,324,980
Pfizer, Inc.	50,000	2,153,000
		15,526,956
Industrials — 2.46%
Aircastle Ltd.	10,000	194,300
Alaska Air Group, Inc.	19,000	1,166,980
Boeing Company (The)	3,000	1,064,580
Covanta Holding Corporation	40,000	587,600
Cummins, Inc.	5,000	683,450
Eaton Corporation plc	15,000	1,075,050
Emerson Electric Company	8,000	543,040
Fastenal Company	25,000	1,285,250
FedEx Corporation	5,500	1,211,870
Honeywell International, Inc.	8,000	1,158,560
Illinois Tool Works, Inc.	2,000	255,140
Johnson Controls International plc	70,000	2,237,900
MSC Industrial Direct Company, Inc., Class A	12,500	1,013,250
Mueller Industries, Inc.	20,000	487,000
Resideo Technologies, Inc.	1,333	28,060
Southwest Airlines Company	17,000	834,700
United Parcel Service, Inc., Class B	25,000	2,663,500
United Technologies Corporation	11,500	1,428,415
		17,918,645
Information Technology — 3.23%
Apple, Inc.	8,700	1,904,082
Broadcom, Inc.	5,300	1,184,497
Cisco Systems, Inc.	50,000	2,287,500
Intel Corporation	40,000	1,875,200
InterDigital, Inc.	12,500	886,875
International Business Machines Corporation	45,000	5,194,350
KLA-Tencor Corporation	10,000	915,400
Lam Research Corporation	10,500	1,488,165
Microsoft Corporation	17,000	1,815,770
Motorola Solutions, Inc.	12,000	1,470,720
QUALCOMM, Inc.	20,000	1,257,800
Seagate Technology plc	50,000	2,011,500
Skyworks Solutions, Inc.	14,000	1,214,640
		23,506,499
Materials — 1.17%
Air Products & Chemicals, Inc.	5,000	771,750
CF Industries Holdings, Inc.	8,000	384,240
DowDuPont, Inc.	25,000	1,348,000
Eastman Chemical Company	13,500	1,057,725
International Paper Company	40,000	1,814,400
Linde plc	1,250	206,838
LyondellBasell Industries N.V., Class A	10,000	892,700

Nucor Corporation	5,000	295,600
Rio Tinto plc - ADR	10,000	492,900
Schweitzer-Mauduit International, Inc.	20,000	638,400
WestRock Company	15,000	644,550
		8,547,103
Real Estate — 0.07%
Gaming and Leisure Properties, Inc.	15,000	505,350

Utilities — 0.56%
Dominion Energy, Inc.	7,500	535,650
National Fuel Gas Company	10,000	542,900
PPL Corporation	100,000	3,040,000
		4,118,550
Total Common Stocks
(Cost $188,824,329)		189,503,269

PREFERRED STOCKS — 6.03%
Energy — 0.99%
GasLog Partners LP, Series B, 8.20%	49,100	1,239,284
NuStar Energy LP, Series A, 8.50%	140,000	3,231,200
NuStar Energy LP, Series B, 7.63%	50,000	1,048,000
NuStar Energy LP, Series C, 9.00%, C	40,000	952,800
Scorpio Tankers, Inc., 6.75%	21,040	514,849
Teekay LNG Partners LP, Series B, 8.50%	10,000	232,800
		7,218,933
Financials — 3.88%
AGNC Investment Corporation, Series C, 7.00%	10,000	253,000
Annaly Capital Management, Inc., Series F, 6.95%	50,000	1,256,500
Annaly Capital Management, Inc., Series G, 6.50%	15,000	357,300
Arlington Asset Investment Corporation, 6.63%	115,145	2,741,602
B. Riley Financial, Inc., 6.88%	40,000	1,002,000
B. Riley Financial, Inc., 7.25%	70,000	1,734,600
B. Riley Financial, Inc., 7.50%	40,000	1,000,400
Chimera Investment Corp., Series C, 7.75%	40,000	1,025,600
Compass Diversified Holdings, Series A, 7.25%, A	160,000	3,569,600
Compass Diversified Holdings, Series B, 7.88%	20,000	445,200
GMAC Capital Trust I, Series 2, 8.10%	50,000	1,313,000
Invesco Mortgage Capital, Inc., Series B, 7.75%	4,770	122,827
Invesco Mortgage Capital, Inc., Series C, 7.50%	68,000	1,689,120
Landmark Infrastructure Partners LP, Series C, 7.04%	10,000	223,900
Medley Capital Corporation, 6.13%	70,000	1,732,500
Medley LLC, 6.88%	35,200	846,208
Monroe Capital Corporation, 5.75%	15,000	370,500
New Mountain Finance Corporation, 5.75%	40,000	996,000
NuStar Logistics LP, 9.17%	29,000	730,220
Oaktree Capital Group LLC, Series B, 6.55%	20,000	503,000
Ready Capital Corporation, 7.00%	39,506	1,031,897
RiverNorth Marketplace Lending Corporation, Series A, 5.88%	21,537	541,225
TriplePoint Venture Growth BDC Corporation, 5.75%	36,700	916,032
Two Harbors Investment Corporation, Series A, 8.13%	55,000	1,419,550
Two Harbors Investment Corporation, Series B, 7.63%	40,000	987,200
Two Harbors Investment Corporation, Series C, 7.25%	20,000	485,200
Two Harbors Investment Corporation, Series D, 7.75%	40,000	978,800
		28,272,981
Industrials — 0.62%
CAI International, Inc., Series A, 8.50%	10,000	252,000
Seaspan Corporation, 7.13%	80,000	1,944,000
Seaspan Corporation, Series G, 8.20%	34,675	857,513
Seaspan Corporation, Series H, 7.88%	30,000	727,200
Teekay Offshore Partners LP, Series E, 8.88%	30,000	725,400
		4,506,113
Real Estate — 0.48%
Bluerock Residential Growth REIT, Inc., Series C, 7.63%	20,000	496,000
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	10,000	225,000
Global Medical REIT, Inc., Series A, 7.50%	29,430	726,038
Sotherly Hotels LP, 7.25%	15,218	388,059
Sotherly Hotels, Inc., Series B, 8.00%	6,300	158,949

Sotherly Hotels, Inc., Series C, 7.88%	60,000	1,504,800
		3,498,846
Utilities — 0.06%
Spark Energy, Inc., Series A, 8.75%	20,000	430,200
Total Preferred Stocks
(Cost $45,333,577)		43,927,073

	Principal Amount
CORPORATE BONDS AND NOTES — 62.33%
Communication Services — 0.03%
Hughes Satellite Systems Corporation, 5.25%, 8/1/2026	$250,000	238,438
		238,438

Consumer Discretionary — 5.64%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (a)	3,000,000	2,842,500
Arcos Dorados Holdings, Inc., 6.63%, 9/27/2023 (a)	1,080,000	1,105,088
Jaguar Land Rover Automotive plc, 5.63%, 2/1/2023	2,353,000	2,250,056
Jaguar Land Rover Automotive plc, 4.50%, 10/1/2027	2,000,000	1,597,500
Quad Graphics, Inc., 7.00%, 5/1/2022	6,933,000	6,915,668
Signet UK Finance plc, 4.70%, 6/15/2024	5,177,000	4,865,866
Silversea Cruse Finance Ltd., 7.25%, 2/1/2025 (a)	9,000,000	9,742,590
Speedway Motorsports, Inc., 5.13%, 2/1/2023	5,000,000	4,950,000
Stena International SA, 5.75%, 3/1/2024 (a)	3,730,000	3,492,213
Wolverine World Wide, Inc., 5.00%, 9/1/2026 (a)	3,379,000	3,277,630
		41,039,111
Consumer Staples — 3.19%
Dean Foods Company, 6.50%, 3/15/2023 (a)	2,000,000	1,847,500
HRG Group, Inc., 7.75%, 1/15/2022	250,000	256,562
Land O' Lakes, Inc., 7.25%, Perpetual (a)	3,500,000	3,640,000
Land O' Lakes, Inc., 8.00%, Perpetual (a)	2,000,000	2,180,000
Louis Dreyfus Company BV, 5.25%, 6/13/2023	3,000,000	2,796,900
Pilgrim's Pride Corporation, 5.75%, 3/15/2025 (a)	6,640,000	6,225,000
SUPERVALU, Inc., 7.75%, 11/15/2022	1,326,000	1,382,322
Vector Group Ltd., 6.13%, 2/1/2025 (a)	5,345,000	4,890,675
		23,218,959
Energy — 15.91%
Andeavor Logistics LP, Series A, 6.88%, Perpetual (3MO LIBOR + 465.20bps)(b)	5,500,000	5,345,313
Bristow Group, Inc., 6.25%, 10/15/2022	4,002,000	2,961,480
Chesapeake Energy Corporation, 8.00%, 1/15/2025	2,000,000	2,030,000
CNX Resources Corporation, 5.88%, 4/15/2022	1,000,000	984,380
CVR Refining LLC, 6.50%, 11/1/2022	8,000,000	8,090,000
DCP Midstream LP, Series A, 7.38%, Perpetual (3MO LIBOR + 514.80bps)(b)	1,000,000	960,000
DCP Midstream Operating LP, 5.85%, Perpetual (3MO LIBOR + 385bps)(a),(b)	3,000,000	2,700,000
Delek Logistics Partners LP, 6.75%, 5/15/2025 (a)	1,762,000	1,753,190
Enbridge Energy Partners LP, 6.19%, 10/1/2037 (3MO LIBOR + 379.75bps)(b)	3,000,000	2,985,315
Energy Transfer Partners LP, 5.36%, 11/1/2066 (3MO LIBOR + 301.75bps)(b)	5,264,000	4,474,400
Energy Transfer Partners LP, Series A, 6.25%, Perpetual (3MO LIBOR + 402.80bps)(b)	4,500,000	4,215,938
Gulfport Energy Corporation, 6.00%, 10/15/2024	4,250,000	3,995,000
MEG Energy Corporation, 7.00%, 3/31/2024 (a)	2,990,000	2,945,150
Murphy Oil Corporation, 6.88%, 8/15/2024	4,000,000	4,164,510
Murphy Oil Corporation, 7.05%, 5/1/2029	759,000	816,618
NuStar Logistics LP, 5.63%, 4/28/2027	2,000,000	1,920,000
PBF Holding Company LLC, 7.00%, 11/15/2023	2,681,000	2,785,291
PBF Holding Company LLC, 7.25%, 6/15/2025	9,075,000	9,369,937
PBF Logistics LP, 6.88%, 5/15/2023	6,000,000	6,135,000
PHI, Inc., 5.25%, 3/15/2019	3,000,000	2,647,500
Plains All American Pipeline LP, Series B, 6.13%, Perpetual (3MO LIBOR + 411bps)(b)	3,500,000	3,290,000
SemGroup Corporation, 5.63%, 11/15/2023	7,000,000	6,650,000

SemGroup Corporation, 6.38%, 3/15/2025 (a)	5,521,000	5,369,172
Southwestern Energy Company, 7.50%, 4/1/2026	7,200,000	7,362,000
Teekay Corporation, 8.50%, 1/15/2020	4,000,000	4,080,000
Tidewater, Inc., 8.00%, 8/1/2022	3,000,000	3,172,500
Transocean, Inc., 9.00%, 7/15/2023 (a)	14,000,000	14,717,500
		115,920,194
Financials — 15.01%
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,200,000	4,885,245
Avison Young Canada, Inc., 9.50%, 12/15/2021 (a)	5,900,000	6,195,000
Bank of Nova Scotia/The, 4.65%, Perpetual	3,400,000	3,134,205
Barclays plc, 7.88%, 3/15/2022	1,000,000	1,032,500
Cardtronics, Inc., 5.13%, 8/1/2022	7,000,000	6,755,000
CBL & Associates LP, 5.25%, 12/1/2023 (a)	6,873,000	5,790,503
Citadel LP, 5.38%, 1/17/2023 (a)	8,300,000	8,275,026
Credit Agricole SA, 6.63%, Perpetual (b)	1,000,000	1,011,399
Everest Reinsurance Holdings, Inc., 4.70%, 5/15/2037 (3MO LIBOR + 238.50bps)(b)	11,202,000	10,921,950
Genworth Holdings, Inc., 7.63%, 9/24/2021	3,268,000	3,341,530
Hartford Financial Services Group, Inc., 4.44%, 2/12/2047 (3MO LIBOR + 212.50bps)(a),(b)	6,117,000	5,642,933
Hercules Capital, Inc., 4.63%, 10/23/2022	1,000,000	961,936
Icahn Enterprises LP, 6.75%, 2/1/2024	3,500,000	3,530,625
ILFC E-Capital Trust I, 4.57%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(b)	590,000	523,625
ILFC E-Capital Trust I, 4.78%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(b)	6,000,000	5,325,000
ILFC E-Capital Trust II, 5.03%, 12/21/2065 (a),(b)	1,000,000	895,000
Jefferies Finance, LLC, 6.88%, 4/15/2022	4,675,000	4,710,062
Jefferies Finance, LLC, 7.25%, 8/15/2024 (a)	3,000,000	2,947,500
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025 (a)	2,301,000	2,134,177
Liberty Mutual Group, Inc., 5.24%, 3/15/2037 (3MO LIBOR + 290.50bps)(a),(b)	3,000,000	2,902,500
Lincoln Finance Ltd., 7.38%, 4/15/2021 (a)	2,700,000	2,750,625
PennyMac Corporation, 5.38%, 5/1/2020 (c)	4,000,000	3,963,504
PRA Group, Inc., 3.00%, 8/1/2020 (c)	2,000,000	1,887,984
Reinsurance Group of America, 5.00%, 12/15/2065 (3MO LIBOR + 266.50bps)(b)	600,000	594,000
Royal Bank of Scotland Group plc, 7.50%, Perpetual (USSW5 + 580bps)(b)	2,700,000	2,751,300
Washington Prime Group LP, 5.95%, 8/15/2024	4,000,000	3,695,917
XLIT Ltd., Class E, 4.89%, 12/31/2049 (3MO LIBOR + 245.75bps)(b)	13,011,000	12,784,869
		109,343,915
Health Care — 1.76%
LifePoint Health, Inc., 5.88%, 12/1/2023	1,300,000	1,362,563
Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	2,000,000	1,795,000
Mallinkrodt International Finance SA, 4.75%, 4/15/2023	250,000	206,250
Mallinkrodt International Finance SA, 5.63%, 10/15/2023 (a)	7,000,000	6,037,500
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	2,000,000	1,767,574
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	2,000,000	1,632,699
		12,801,586
Industrials — 5.01%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024 (a)	3,036,000	3,202,980
Ashtead Capital, Inc., 5.63%, 10/1/2024 (a)	200,000	205,750
General Electric Company, Series D, 5.00%, Perpetual	10,450,000	9,692,375
Hertz Corporation, 5.88%, 10/15/2020	3,000,000	2,951,250
Hertz Corporation, 7.38%, 1/15/2021	4,000,000	3,935,000
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	3,971,417	3,862,203
MAI Holdings, Inc., 9.50%, 6/1/2023 (a)	1,050,000	1,088,062
MAI Holdings, Inc., 9.50%, 6/1/2023	2,250,000	2,331,562
Mueller Industries, Inc., 6.00%, 3/1/2027	7,717,000	7,427,613

Norwegian Air Shuttle ASA Pass Through Trust, Series 2016-1, Class A, 4.88%, 5/10/2028 (a)	1,857,691	1,821,168
		36,517,963
Information Technology — 5.32%
Alliance Data Systems Corporation, 5.88%, 11/1/2021 (a)	2,000,000	2,039,600
Alliance Data Systems Corporation, 5.38%, 8/1/2022 (a)	3,953,000	3,982,648
Harland Clarke Holdings Corporation, 8.38%, 8/15/2022 (a)	2,000,000	1,815,000
Ingram Micro, Inc., 5.00%, 8/10/2022	3,040,000	3,007,490
MagaChip Semiconductor Corp., 6.63%, 7/15/2021	3,200,000	3,024,000
Rackspace Hosting, Inc., 8.63%, 11/15/2024 (a)	9,000,000	8,482,500
Seagate HDD Cayman, 4.88%, 6/1/2027	7,500,000	6,640,027
Seagate HDD Cayman, 5.75%, 12/1/2034	2,180,000	1,856,027
Unisys Corporation, 10.75%, 4/15/2022 (a)	7,000,000	7,866,250
		38,713,542
Materials — 4.62%
Century Aluminum Company, 7.50%, 6/1/2021 (a)	3,844,000	3,863,220
Eldorado Gold Corporation, 6.13%, 12/15/2020 (a)	3,815,000	3,567,025
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (a)	2,500,000	2,396,875
First Quantum Minerals Ltd., 7.25%, 4/1/2023 (a)	6,880,000	6,381,200
Kinross Gold Corporation, 5.95%, 3/15/2024	2,000,000	2,055,000
Kinross Gold Corporation, 6.88%, 9/1/2041	6,000,000	6,150,000
Nexa Resources SA, 5.38%, 5/4/2027	2,000,000	1,950,020
Norbord, Inc., 6.25%, 4/15/2023 (a)	1,400,000	1,428,000
Rayonier Advanced Materials Products, Inc., 5.50%, 6/1/2024 (a)	6,000,000	5,640,000
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	250,000	246,875
		33,678,215
Real Estate — 1.99%
Colony NorthStar, Inc., 3.88%, 1/15/2021 (c)	10,000,000	9,518,170
Colony NorthStar, Inc., 5.00%, 4/15/2023 (c)	1,000,000	937,500
MPT Operating Partnership LP, 6.38%, 3/1/2024	3,895,000	4,050,800
		14,506,470
Structured Notes — 2.12%
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.00%, 6/17/2020	3,000,000	2,917,800
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.25%, 6/19/2020	4,500,000	4,398,750
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P Index, 1.40%, 8/30/2028 (b)	3,000,000	1,826,250
Morgan Stanley Contingent Income Securities, Russell 200 Index and EURO STOXX 50 Index, 7.70%, 6/28/2028 (b)	3,000,000	3,196,800
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, 8.00%, 3/13/2029 (b)	3,000,000	3,082,200
		15,421,800
Telecommunication Services — 0.70%
Hughes Satellite Systems Corporation, 5.25%, 8/1/2026	250,000	238,438
Signet UK Finance plc, 4.70%, 6/15/2024	5,177,000	4,865,866
		5,104,304
Utilities — 1.73%
Crockett Cogeneration LP, 5.87%, 3/30/2025 (a)	405,854	363,911
PPL Capital Funding, Inc., Series A, 5.05%, 3/30/2067 (3MO LIBOR + 266.50bps)(b)	7,000,000	6,825,000
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (a)	5,420,000	5,420,000
		12,608,911
Total Corporate Bonds and Notes
(Cost $465,321,350)		454,009,104

SECURITIZED DEBT OBLIGATIONS — 0.74%
Asset Backed Securities — 0.74%
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	2,560,982	2,593,860

METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (a)	2,730,851	2,788,522
Total Securitized Debt Obligations
(Cost $5,359,505)		5,382,382

INVESTMENT COMPANIES — 2.91% (d)	Shares
Open-End Funds — 2.91%
Yorktown Mid Cap Fund, Institutional Class	796,756	7,784,308
Yorktown Small Cap Fund, Institutional Class	1,178,500	13,446,682
Total Investment Companies
(Cost $19,899,361)		21,230,990
Total Investments — 98.02%
(Cost $724,738,122)		714,052,818
Other Assets in Excess of Liabilities — 1.98%		14,399,824
Net Assets — 100.00%		$728,452,642

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating rate security. Rate disclosed is as of October 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(c)	Convertible bond.
(d)	Affiliated issuer.

MLP- Master Limited Partnership

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2018
(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 93.67%
Communication Services — 3.01%
Hughes Satellite Systems Corporation, 6.50%, 6/15/2019	$10,031,000	10,188,738
Sprint Spectrum Company, L.P., 3.36%, 3/20/2023 (a)	558,750	$554,559
Twitter, Inc., 0.25%, 9/15/2019 (b)	1,000,000	969,171
		11,712,468
Consumer Discretionary — 7.85%
Fiat Chrysler Automobiles N.V., 4.50%, 4/15/2020	2,454,000	2,469,338
Ford Motor Credit Company LLC, MTN, 2.94%, 1/8/2019	725,000	724,858
Huron Consulting Group, Inc., 1.25%, 10/1/2019 (b)	2,000,000	1,968,000
Hyundai Capital America, 2.50%, 3/18/2019 (a)	500,000	498,341
Hyundai Capital America, 2.00%, 7/1/2019 (a)	850,000	841,842
Hyundai Capital America, 1.75%, 9/27/2019 (a)	3,000,000	2,952,952
Hyundai Capital America, 2.55%, 4/3/2020 (a)	1,000,000	982,143
Hyundai Capital America, 3.34%, 9/18/2020 (3MO LIBOR + 100bps)(a),(c)	1,000,000	1,005,465
Jaguar Land Rover Automotive plc, 4.13%, 12/15/2018 (a)	2,445,000	2,444,083
Jaguar Land Rover Automotive plc, 4.13%, 12/15/2018	1,225,000	1,224,541
Lennar Corporation, 4.50%, 6/15/2019	323,000	324,615
Li & Fung Ltd., 5.25%, 5/13/2020	1,000,000	1,013,648
Macy's Retail Holdings, Inc., 9.50%, 4/15/2021	760,500	799,777
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021 (a)	1,350,000	1,374,315
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021	1,300,000	1,323,414
RELX Capital, Inc., 8.63%, 1/15/2019	329,000	332,741
Silversea Cruise Finance, 7.25%, 2/1/2025 (a)	9,000,000	9,742,590
ZF North America Capital, Inc., 4.00%, 4/29/2020 (a)	570,000	570,153
		30,592,816
Consumer Staples — 0.78%
Bacardi Ltd., 4.50%, 1/15/2021 (a)	500,000	506,346

Louis Dreyfus Company BV, 5.25%, 6/13/2023	500,000	466,150
Smithfield Foods, Inc., 2.70%, 1/31/2020 (a)	2,105,000	2,069,527
		3,042,023
Energy — 12.09%
Andeavor, 5.38%, 10/1/2022	3,234,000	3,289,778
Andeavor Logistics LP, 6.25%, 10/15/2022	8,247,000	8,515,027
Andeavor Logistics LP, 6.38%, 5/1/2024	3,496,000	3,704,012
Continental Resources, Inc., 5.00%, 9/15/2022	4,514,000	4,563,143
Enbridge Energy Partners LP, 9.88%, 3/1/2019	584,000	597,380
Energy Transfer Partners LP, 9.00%, 4/15/2019	322,000	330,310
KOC Holding AS, 3.50%, 4/24/2020	500,000	482,554
Midcontinent Express Pipeline LLC, 6.70%, 9/15/2019 (a)	10,955,000	11,225,865
Motiva Enterprises LLC, 5.75%, 1/15/2020 (a)	92,000	93,918
MPLX LP, 5.50%, 2/15/2023	6,500,000	6,594,551
PBF Holding Company LLC, 7.00%, 11/15/2023	600,000	623,340
Rockies Express Pipeline LLC, 6.00%, 1/15/2019 (a)	1,730,000	1,738,650
Rockies Express Pipeline LLC, 5.63%, 4/15/2020 (a)	2,550,000	2,618,085
Texas Gas Transmission LLC, 4.50%, 2/1/2021 (a)	930,000	937,695
Williams Companies, Inc. (The), 7.88%, 9/1/2021	1,605,000	1,769,468
		47,083,776
Financials — 33.86%
Aircastle Ltd., 6.25%, 12/1/2019	2,210,000	2,271,810
Aircastle Ltd., 7.63%, 4/15/2020	1,317,000	1,388,231
Ares Capital Corporation, 4.88%, 11/30/2018	4,033,000	4,038,766
Ares Capital Corporation, 4.38%, 1/15/2019 (b)	2,390,000	2,397,595
Army Hawaii Family Housing Trust Certificates, 2.68%, 6/15/2050 (1MO LIBOR + 40bps)(a),(c)	1,330,000	991,320
Athene Global Funding, 4.00%, 1/25/2022 (a)	2,000,000	2,007,824
Athene Global Funding, 3.63%, 7/1/2022 (a),(c)	2,000,000	2,035,909
Bank of America Corporation, Series V, 5.13%, Perpetual (3MO LIBOR + 338.7bps)(c)	4,068,000	4,062,915
Cantor Fitzgerald LP, 7.88%, 10/15/2019 (a)	285,000	295,653
CBL & Associates LP, 5.25%, 12/1/2023 (a)	1,500,000	1,263,750
Citadel LP, 5.38%, 1/17/2023 (a)	1,000,000	996,991
CNP Assurances SA, 6.88%, Perpetual (USSW6 + 500bps)(c)	1,000,000	1,021,914
Depository Trust & Clearing Corporation (The), Series C, 4.88%, Perpetual (3MO LIBOR + 316.70bps)(a),(c)	1,165,000	1,169,369
Discover Bank, 8.70%, 11/18/2019	127,000	133,372
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (a)	5,770,000	5,774,072
Everest Reinsurance Holdings, Inc., 4.70%, 5/15/2037 (3MO LIBOR + 238.50bps)(c)	11,000,000	10,725,000
Fly Leasing Ltd., 6.38%, 10/15/2021	1,100,000	1,126,125
Friends Life Holdings plc, 7.88%, Perpetual (USSW6 + 682.8bps)(c)	5,920,000	5,928,466
Hartford Financial Services Group, Inc. (The), 4.44%, 2/12/2047 (3MO LIBOR + 212.50bps)(a),(c)	7,455,000	6,877,237
Highmark, Inc., 4.75%, 5/15/2021 (a)	2,500,000	2,535,398
Icahn Enterprises, LP, 6.00%, 8/1/2020	9,622,000	9,718,220

ILFC E-Capital Trust I, 4.78%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(c)	1,000,000	887,500
ING Bank NV, 4.13%, 11/21/2023 (USISDA05 + 270bps)(c)	7,270,000	7,274,558
Jefferies Group LLC, Series 1687, 4.25%, 7/21/2031 (c)	329,000	313,332
JPMorgan Chase & Company, MTN, 3.40%, 3/21/2023 (3MO LIBOR + 105bps)(c)	100,000	100,555
JPMorgan Chase & Company, 5.00%, Series V, Perpetual	1,000,000	1,001,250
JPMorgan Chase & Company, Series 1, 5.99%, Perpetual (3MO LIBOR + 347bps)(c)	2,224,000	2,238,701
La Mondiale SAM, 7.63%, Perpetual (USSW6 + 653bps)(c)	4,000,000	4,076,980
Liberty Mutual Group, Inc., 5.24%, 3/15/2037 (3MO LIBOR + 290.50bps)(a),(c)	2,045,000	1,978,537
Lincoln National Corporation, 4.67%, 5/17/2066 (3MO LIBOR + 235.75bps)(c)	2,000,000	1,835,000
Main Street Capital Corporation, 4.50%, 12/1/2019	5,650,000	5,650,919
Morgan Stanley, MTN, 5.00%, 1/25/2019 (3MO LIBOR + 300bps)(c)	100,000	100,750
Nationwide Mutual Insurance Company, 4.62%, 12/15/2024 (3MO LIBOR + 229bps)(a),(c)	1,825,000	1,825,032
Nuveen Floating Rate Income Opportunity Fund, 3.00%, 12/1/2019 (c)	90,000	89,100
Nuveen Floating Rate Income Opportunity Fund, 2.50%, 1/1/2022 (c)	1,250,000	1,211,516
PennyMac Corporation, 5.38%, 5/1/2020 (b)	5,000,000	4,954,380
QBE Capital Funding III Ltd., 7.25%, 5/24/2041 (c)	2,000,000	2,127,500
Redwood Trust Holdings, Inc., 5.63%, 11/15/2019 (b)	9,635,000	9,773,060
Reinsurance Group of America, Inc., 5.00%, 12/15/2065 (3MO LIBOR + 266.50bps)(c)	995,000	985,050
Senior Housing Properties Trust, 3.25%, 5/1/2019	1,821,000	1,821,084
Senior Housing Properties Trust, 6.75%, 4/15/2020	720,000	738,461
Senior Housing Properties Trust, 6.75%, 12/15/2021	1,501,000	1,590,079
Synchrony Financial, 2.60%, 1/15/2019	1,500,000	1,498,051
Synovus Financial Corporation, 5.75%, 12/15/2025 (3MO LIBOR + 418.20bps)(c)	250,000	256,250
Wachovia Capital Trust II, 5.57%, Perpetual (Greater of 3MO LIBOR + 93bps or 5.57%)(c)	1,000,000	976,250
Washington Prime Group LP, 3.85%, 4/1/2020	1,000,000	987,359
XLIT Ltd., Class E, 4.89%, Perpetual (3MO LIBOR + 245.75bps)(c)	9,596,000	9,429,222
Zions Bancorporation, 5.65%, 11/15/2023 (c)	1,433,000	1,437,299
		131,917,712
Health Care — 3.87%
HCA, Inc., 4.25%, 10/15/2019	811,000	815,562
HCA, Inc., 6.50%, 2/15/2020	1,389,000	1,437,615
LifePoint Health, Inc., 5.50%, 12/1/2021	3,105,000	3,155,456
LifePoint Health, Inc., 5.88%, 12/1/2023	1,000,000	1,048,125
MEDNAX, Inc., 5.25%, 12/1/2023 (a)	2,385,000	2,387,981
Teva Pharmaceutical Finance Company BV, Series 2, 3.65%, 11/10/2021	2,000,000	1,917,273
Teva Pharmaceutical Finance III BV, 2.20%, 7/21/2021	2,000,000	1,866,410

Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/2021	2,500,000	2,396,591
Universal Health Services, Inc., 3.75%, 8/1/2019 (a)	55,000	55,034
		15,080,047
Industrials — 14.34%
Air Canada Pass-Through Certificates, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	297,700	304,026
America West Airlines, Inc. Pass Through Trust, Series 1999-1, Class G, 7.93%, 1/2/2019	606,327	612,390
America West Airlines, Inc. Pass Through Trust, Series 2000-1, Class G, 8.06%, 7/2/2020	71,008	75,855
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (a)	1,384,258	1,413,397
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (a)	1,825,190	1,854,849
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	88,849	88,307
American Airlines, Inc. Pass Through Trust, Series 2015-1, B, 3.70%, 5/1/2023	1,805,860	1,768,307
Arconic, Inc., 6.15%, 8/15/2020	560,000	578,200
Ashtead Capital, Inc., 5.63%, 10/1/2024 (a)	6,000,000	6,172,500
BorgWarner, Inc., 8.00%, 10/1/2019	80,000	83,500
Continental Airlines Pass Through Trust, Series 2010, Class B, 6.00%, 1/12/2019	189,974	191,399
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/2019	421,044	436,522
Continental Airlines Pass Through Trust, Series 2012-B, Class B, 6.25%, 4/11/2020	1,062,144	1,089,107
Continental Airlines Pass Through Trust, Series 2012-2, Class B, 5.50%, 10/29/2020	109,035	111,038
Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.05%, 11/1/2020	26,967	27,895
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	249,613	261,320
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, 6.88%, 5/7/2019 (a)	282,840	287,866
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	290,752	315,902
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	251,009	275,643
Delta Air Lines Pass Through Trust, Series 2015-1, 4.25%, 7/30/2023	96,066	95,574
Doric Nimrod Air Alpha Limited Pass Through Trust, Series 2013-1, Class B, 6.13%, 11/30/2019 (a)	561,155	570,975
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class B, 6.50%, 5/30/2021 (a)	294,510	295,774
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (a)	2,614,615	2,649,870
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	6,316,336	6,466,507
FTI Consulting, Inc., 6.00%, 11/15/2022	3,848,000	3,932,079
General Electric Company, MTN, 2.79%, 8/15/2036 (3MO LIBOR + 48BPS)(c)	250,000	204,265

General Electric Company, Series D, 5.00%, 12/29/2049	1,510,000	1,400,525
Hainan Airlines Hong Kong Company Ltd., 3.63%, 2/7/2020	5,020,000	4,987,596
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	1,481,143	1,440,411
Layne Christensen Company, 4.25%, 11/15/2018 (b)	5,917,000	5,946,508
Macquarie Infrastructure Corporation, 2.88%, 7/15/2019 (b)	3,000,000	2,986,812
Oshkosh Corporation, 5.38%, 3/1/2025	1,525,000	1,551,688
Spirit Airlines Pass Through Trust, Series 2015-1, B, 4.45%, 4/1/2024	475,965	475,489
Stanley Black & Decker, Inc., 5.75%, 12/15/2053 (c)	1,311,000	1,315,392
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	163,116	164,339
United Airlines Pass Through Trust, Series 2017-1, Class A, 6.64%, 7/2/2022	899,385	943,230
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	655,362	657,820
US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 10/1/2019	1,604,040	1,658,417
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	1,151,205	1,211,079
US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	949,609	973,319
		55,875,692
Information Technology — 6.11%
Alliance Data Systems Corporation, 5.88%, 11/1/2021 (a)	6,677,000	6,809,205
Alliance Data Systems Corporation, 5.38%, 8/1/2022 (a)	3,478,000	3,504,085
Dell International LLC, 7.13%, 6/15/2024 (a)	500,000	529,578
Dell, Inc., 5.88%, 6/15/2021 (a)	1,880,000	1,910,591
Flex Ltd., 4.63%, 2/15/2020	1,614,000	1,619,355
Ingram Micro, Inc., 5.00%, 8/10/2022	2,000,000	1,978,612
Leidos Holdings, Inc., 4.45%, 12/1/2020	5,083,000	5,072,834
NXP Funding, LLC, 4.13%, 6/1/2021 (a)	1,550,000	1,544,188
Sanmina Corporation, 4.38%, 6/1/2019 (a)	50,000	50,062
Seagate HDD Cayman, 4.25%, 3/1/2022 (a)	800,000	768,510
		23,787,020
Materials — 5.44%
INVISTA Finance LLC, 4.25%, 10/15/2019	315,000	317,236
INVISTA Finance LLC, 4.25%, 10/15/2019 (a)	13,430,000	13,525,353
Kinross Gold Corporation, 5.13%, 9/1/2021	1,175,000	1,206,138
Methanex Corporation, 3.25%, 12/15/2019	200,000	198,910
Sociedad Quimica y Minera de Chile SA, 5.50%, 4/21/2020	900,000	923,625
SSR Mining, Inc., 2.88%, 2/1/2033	2,000,000	1,961,250
Standard Industries, Inc., 5.38%, 11/15/2024 (a)	500,000	481,875
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	2,131,000	2,104,363
Standard Industries, Inc., 5.50%, 2/15/2023 (a)	495,000	486,337
		21,205,087
Real Estate — 4.22%
Colony Capital, Inc., 3.88%, 1/15/2021 (b)	500,000	475,909
MPT Operating Partnership LP, 6.38%, 3/1/2024	5,856,000	6,090,240
Sabra Capital Corporation, 5.50%, 2/1/2021	7,299,000	7,399,361
Spirit Realty Capital, Inc., 2.88%, 5/15/2019 (b)	2,500,000	2,489,187
		16,454,697

Utilities — 2.10%
Dominion Energy, Inc., Series 6, Class A, 5.22%, 6/30/2066 (3MO LIBOR + 282.50bps)(c)	100,000	97,500
Dominion Energy, Inc., Series 6, Class B, 4.64%, 9/30/2066 (3MO LIBOR + 230bps)(c)	2,118,000	2,054,460
IPALCO Enterprises, Inc., 3.45%, 7/15/2020	1,156,000	1,148,022
PPL Capital Funding, Inc., Series A, 5.05%, 3/30/2067 (3MO LIBOR + 266.50bps)(c)	5,015,000	4,889,625
		8,189,607
Total Corporate Bonds and Notes
(Cost $367,485,038)		364,940,945

MUNICIPAL BONDS — 0.02%
New Jersey — 0.02%
New Jersey Transportation Trust Fund Authority, Revenue, Series B, 1.76%, 12/15/2018	50,000	49,930

Total Municipal Bonds
(Cost $49,941)		49,930

SECURITIZED DEBT OBLIGATIONS — 3.91%
Mortgage Backed Securities — 0.01%
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042 (c)	19,408	18,569

Asset Backed Securities — 3.90%
Apollo Aviation Securitization Equity Trust, Series 2016-1, Class A, 4.88%, 3/17/2036 (a)	352,446	357,411
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (a)	500,000	493,283
California Funding Ltd., Series 2013-1A, Class A, 3.35%, 3/27/2028 (a)	905,417	893,220
Cronos Containers Program Ltd., Series 2013-1A, Class A, 3.08%, 4/18/2028 (a)	931,500	914,814
Cronos Containers Program Ltd., Series 2014-2A, Class A, 3.27%, 11/18/2029	4,270,000	4,187,711
Dell Equipment Finance Trust, Series 2016-1, Class D, 3.24%, 7/22/2022 (a)	300,000	300,093
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	1,463,418	1,482,206
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/14/2021 (a)	3,500,000	3,479,913
Emerald Aviation Finance Ltd., 4.65%, 10/15/2038 (a)	515,819	516,356
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	371,161	369,404
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021 (a)	100,000	99,201
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (a)	307,280	301,077
Spirit Master Funding, LLC, Series 2014-4A, Class A1, 3.50%, 1/20/2045 (a)	996,562	994,250
Virgin Australia 2013-1A Passthrough Trust, Series 2013-1, Class A, 5.00%, 4/23/2025 (a)	318,645	323,195

World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	500,000	493,125
		15,205,259
Total Securitized Debt Obligations
(Cost $15,283,488)		15,223,828

COMMERCIAL PAPER — 0.76%
AT&T, Inc., 3.00%, 5/30/2019 (d)	2,000,000	1,965,396
Public Service Company of North Carolina, Inc., 3.26%, 12/3/2018 (d)	1,000,000	997,699
Total Commercial Paper
(Cost $2,963,125)		2,963,095

	Shares
PREFERRED STOCKS — 0.37%
Financials — 0.24%
Argo Group U.S., Inc., 6.50%	22,907	$577,715
Medley Capital Corporation, 6.13%	4,990	123,502
Medley LLC, 6.88%	4,000	96,160
THL Credit, Inc., 6.75%	2,000	50,320
TriplePoint Venture Growth BDC Corporation, 5.75%	4,000	99,840
		947,537
Industrials — 0.13%
Seaspan Corporation, 6.38%	20,000	503,800

Total Preferred Stocks
(Cost $1,462,967)		1,451,337

Total Investments — 98.73%
(Cost $387,244,559)		384,629,135
Other Assets in Excess of Liabilities — 1.27%		4,962,224
Net Assets — 100.00%		$389,591,359

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Convertible bond.
(c)	Variable or Floating rate security. Rate disclosed is as of October 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(d)	Rate disclosed is the yield to maturity at time of purchase.

BDC- Business Development Company

MTN- Medium Term Note

YORKTOWN MASTER ALLOCATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2018
(Unaudited)

INVESTMENT COMPANIES — 99.36%	Shares	Fair Value
Open-End Funds — 99.36% (a)
Income Funds — 30.73%
Yorktown Capital Income Fund, Institutional Class	183,201	$7,346,373
Growth Funds — 29.22%
Yorktown Growth Fund, Institutional Class	407,453	6,983,741
Mid Cap Funds — 17.06%
Yorktown Mid Cap Fund, Institutional Class	417,401	4,078,007
Small Cap Funds — 22.35%
Yorktown Small Cap Fund, Institutional Class	468,078	5,340,774
Total Investment Companies
(Cost $16,674,973)		23,748,895
Other Assets in Excess of Liabilities — 0.64%		152,444
Net Assets — 100.00%		$23,901,339

(a)	Affiliated issuer.

YORKTOWN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2018
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.73%
Communication Services — 1.02%
TechTarget, Inc.(a)	14,172	$287,975

Consumer Discretionary — 24.78%
Children's Place, Inc. (The)	5,431	811,392
Choice Hotels International, Inc.	10,190	747,946
Conn's, Inc.(a)	24,269	674,193
Cracker Barrel Old Country Store, Inc.	5,162	819,106
DSW, Inc., Class A	9,717	257,986
Eldorado Resorts, Inc.(a)	9,068	330,982
Golden Entertainment, Inc.(a)	17,531	318,538
GrubHub, Inc.(a)	8,245	764,641
Ollie's Bargain Outlet Holdings, Inc.(a)	8,514	790,951
Shake Shack, Inc., Class A(a)	7,375	390,064
Wingstop, Inc.	11,732	734,658
ZAGG, Inc.(a)	27,710	335,568
		6,976,025
Consumer Staples — 2.02%
Medifast, Inc.	2,682	567,726

Financials — 13.00%
CenterState Bank Corporation	18,250	448,585
First American Financial Corporation	22,121	980,624
Independent Bank Group, Inc.	7,045	407,976
LPL Financial Holdings, Inc.	10,727	660,783
Main Street Capital Corporation - BDC	11,607	433,289
Morningstar, Inc.	5,833	727,959
		3,659,216
Health Care — 12.04%
ABIOMED, Inc.(a)	2,481	846,517
Cantel Medical Corporation	6,704	530,622
Enanta Pharmaceuticals, Inc.(a)	6,034	465,584
Inogen, Inc.(a)	5,362	1,016,474
Sinovac Biotech Ltd.(a)	74,893	531,740
		3,390,937
Industrials — 12.09%
Douglas Dynamics, Inc.	11,406	494,906
Echo Global Logistics, Inc.(a)	9,177	235,941
FTI Consulting, Inc.(a)	4,172	288,327
Granite Construction, Inc.	11,406	521,482
Mueller Industries, Inc.	23,466	571,397
NV5 Global, Inc.(a)	13,006	1,015,379
TriNet Group, Inc.(a)	5,904	277,429
		3,404,861
Information Technology — 22.86%
Electro Scientific Industries, Inc.(a)	29,337	850,773
Fabrinet(a)	18,236	789,984
Hackett Group, Inc. (The)	46,212	945,960
Ichor Holdings Ltd.(a)	18,670	331,393
Mesa Laboratories, Inc.	4,157	759,442
Novanta, Inc.(a)	10,325	601,018
Paycom Software, Inc.(a)	10,257	1,284,176
SMART Global Holdings, Inc.(a)	16,774	469,840
TTM Technologies, Inc.(a)	34,352	401,918
		6,434,504
Materials — 1.26%
Schweitzer-Mauduit International, Inc.	11,083	353,769

Real Estate — 1.41%
Getty Realty Corporation	14,844	398,264

Utilities — 4.25%
Chesapeake Utilities Corporation	8,112	644,498
New Jersey Resources Corporation	12,211	550,716
		1,195,214
Total Common Stocks
(Cost $25,512,980)		26,668,491

Other Assets in Excess of Liabilities — 5.27%		1,482,482
Net Assets — 100.00%		$28,150,973

(a)	Non-income producing security.

BDC- Business Development Company

YORKTOWN MID CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2018
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.71%
Communication Services — 2.89%
CenturyLink, Inc.	31,500	$650,160

Consumer Discretionary — 12.10%
Advance Auto Parts, Inc.	6,400	1,022,464
Michaels Companies, Inc. (The)(a)	24,000	380,400
Newell Brands, Inc.	31,500	500,220
Strategic Education, Inc.	1,500	188,730
Tapestry, Inc.	15,000	634,650
		2,726,464
Consumer Staples — 4.09%
Coty, Inc., Class A	24,205	255,363
Kroger Company (The)	22,400	666,624
		921,987
Energy — 13.13%
Antero Resources Corporation(a)	36,900	586,341
Devon Energy Corporation	18,700	605,880
EQT Corporation	15,150	514,645
Noble Energy, Inc.	23,000	571,550
Plains GP Holdings LP, Class A	22,350	477,620
Weatherford International plc(a)	150,000	202,500
		2,958,536
Financials — 19.47%
Ally Financial, Inc.	42,700	1,085,007
AXA Equitable Holdings, Inc.	34,700	704,063
E*TRADE Financial Corporation	18,200	899,444
Lincoln National Corporation	14,765	888,705
SLM Corporation(a)	79,700	808,158
		4,385,377
Health Care — 23.72%
AmerisourceBergen Corporation	13,557	1,193,016
DaVita, Inc.(a)	17,130	1,153,534
Mylan N.V.(a)	28,600	893,750
Perrigo Company plc	13,800	970,140
Quest Diagnostics, Inc.	3,000	282,330
Zimmer Biomet Holdings, Inc.	7,500	851,925
		5,344,695
Industrials — 7.73%
AECOM(a)	19,000	553,660
MSC Industrial Direct Company, Inc., Class A	9,500	770,070
NN, Inc.	36,000	417,600
		1,741,330

Information Technology — 7.86%
CommScope Holding Company, Inc.(a)	23,200	558,192
Hewlett Packard Enterprise Company	40,900	623,725
Keysight Technologies, Inc.(a)	6,000	342,480
Motorola Solutions, Inc.	2,000	245,120
		1,769,517
Materials — 5.72%
Freeport-McMoRan, Inc.	30,000	349,500
Reliance Steel & Aluminum Company	11,900	939,148
		1,288,648
Total Common Stocks
(Cost $23,338,416)		21,786,714

Other Assets in Excess of Liabilities — 3.29%		742,282
Net Assets — 100.00%		$22,528,996

(a)	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator.

Investment Valuation

The Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund, Yorktown Small Cap Fund and Yorktown Mid Cap Fund (collectively, the “Funds”) utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2018, in valuing the Funds’ assets carried at fair value.

Yorktown Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$54,950,550	$-	$-	$54,950,550
Total	$54,950,550	$-	$-	$54,950,550

Yorktown Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$15,841,263	$-	$15,841,263
Securitized Debt Obligations	-	369,404	-	369,404
Commercial Paper	-	4,996,330	-	4,996,330
U.S. Treasury Notes and Bonds	-	1,996,302	-	1,996,302
Total	$-	$23,203,299	$-	$23,203,299

Yorktown Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$189,503,269	$-	$-	$189,503,269
Preferred Stocks	40,024,522	3,902,551	-	43,927,073
Corporate Bonds & Notes	-	454,009,104	-	454,009,104
Securitized Debt Obligations	-	5,382,382	-	5,382,382
Investment Companies	21,230,990	-	-	21,230,990
Total	$250,758,781	$463,294,037	$-	$714,052,818

Yorktown Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$-	$364,940,945	$-	$364,940,945
Municipal Bonds	-	49,930	-	49,930
Securitized Debt Obligations	-	15,223,828	-	15,223,828
Commercial Paper	-	2,963,095	-	2,963,095
Preferred Stocks	1,451,337	-	-	1,451,337
Total	$1,451,337	$383,177,798	$-	$384,629,135

Yorktown Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$23,748,895	$-	$-	$23,748,895
Total	$23,748,895	$-	$-	$23,748,895

Yorktown Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$26,668,491	$-	$-	$26,668,491
Total	$26,668,491	$-	$-	$26,668,491

Yorktown Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$21,786,714	$-	$-	$21,786,714
Total	$21,786,714	$-	$-	$21,786,714

At October 31, 2018, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Yorktown Growth Fund	Yorktown Capital Income Fund	Yorktown Multi- Asset Income Fund	Yorktown Short Term Bond Fund	Yorktown Master Allocation Fund	Yorktown Small Cap Fund	Yorktown Mid Cap Fund
Cost of investments	$42,230,947	$23,215,228	$725,330,824	$387,257,863	$16,887,924	$25,512,980	$23,348,329

Gross unrealized appreciation	$13,851,140	$18,777	$16,596,038	$350,534	$7,032,964	$3,285,983	$1,524,715
Gross unrealized depreciation	(1,131,537)	(30,706)	(27,874,044)	(2,979,262)	(171,993)	(2,130,472)	(3,086,330)
Net unrealized appreciation/(depreciation) on investments	$12,719,603	$(11,929)	$(11,278,006)	$(2,628,728)	$6,860,971	$1,155,511	$(1,561,615)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: December 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: December 17, 2018

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: December 17, 2018